Other operating results, net (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Other Operating Results Net
Gain from disposal of an associate	[1]	$ 311
Donations		(67)	(123)		(58)
Lawsuits and other contingencies	[2]	406	(22)		14
Currency translation adjustment reversal			41	[3]	100	[3]
Others		(68)	(102)		(88)
Total other operating results, net		$ 582	$ (206)		$ (32)

[1]	Includes the gain from the sale of the Groups' equity interest in Cloudyn for Ps. 252.
[2]	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 435. Includes legal costs and expenses Includes legal costs and expenses
[3]	As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison, a subsidiary liquidated during that fiscal year. As of June 30, 2016, Ps. 143 correspond to the reversal of cumulative translation adjustment before the business combination with IDBD and Ps. 9 to the reversal of the reserve of the cumulative translation adjustment generated in Rigby following the dissolution of the company.